Changes in accounting policies (Tables)	12 Months Ended
Mar. 29, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Initial Application of IFRS 16
On the date of initial application, the impact of adopting IFRS 16 on the Company’s statement of financial position as at April 1, 2019 was as follows:

Condensed Financial Position Information
Increase (decrease)
	As previously reported, March 31, 2019	IFRS 16 initial application	Reclassification of initial direct costs	Income tax	Balance as at April 1, 2019 - IFRS 16
Assets	$	$	$	$	$
Current assets
Other current assets	32.9	(0.9)	—	—	32.0

Deferred income taxes	12.2	—	—	1.2	13.4
Intangible assets	155.6	—	(5.5)	—	150.1
Right-of-use assets	—	136.6	5.5	—	142.1

Liabilities
Current liabilities
Lease liabilities	—	19.2	—	—	19.2

Deferred income taxes	16.7	—	—	(0.5)	16.2
Lease liabilities	—	131.6	—	—	131.6
Other long-term liabilities	13.1	(8.5)	—	—	4.6

Shareholders' equity
Retained earnings	279.7	(6.6)	—	1.7	274.8

Schedule of Reconciliations of Lease Liabilities
The following table reconciles the lease liabilities recognized on April 1, 2019 and the operating lease commitments disclosed under IAS 17 as at March 31, 2019 discounted using the incremental borrowing rate as at the date of initial application:

$
Operating lease commitment as at March 31, 2019	253.4
Operating leases	(3.1)
Leases committed not yet commenced	(71.5)
Undiscounted lease payments	178.8
Discount at incremental borrowing rate	(28.0)
Lease liabilities recognized as at April 1, 2019	150.8

Current lease liabilities	19.2
Non-current lease liabilities	131.6
Total lease liabilities	150.8